Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Detailed Information about Property, Plant and Equipment

	12/31/2022
	Furniture and fittings stuffs	Improvements in properties of third parties	Computers and peripherals - improvements	Equipment’s and tools	Work of arts and others	Total

Cost
At January 1, 2022	11,620	49,024	6,379	10,532	789	78,344
Acquisitions	143	183	586	103	84	1,099
Assets recognized as a result of SPS acquisition	19	—	148	3	—	170
Foreign Exchange variations of property and equipment abroad	—	(1,383)	—	(397)	—	(1,780)

At December 31, 2022	11,782	47,824	7,113	10,241	873	77,833

Accumulated depreciation
At January 1, 2022	(7,644)	(41,389)	(5,323)	(9,694)	—	(64,050)
Annual depreciation	(829)	(2,166)	(384)	(199)	—	(3,578)
Foreign Exchange variations of property and equipment abroad	—	1,367	—	379	—	1,746

At December 31, 2022	(8,473)	(42,188)	(5,707)	(9,514)	—	(65,882)

Net book value
At January 1, 2022	3,976	7,635	1,056	838	789	14,294

At December 31, 2022	3,309	5,636	1,406	727	873	11,951

Annual depreciation rate - %	10	From 10 to 20	20	10
Extension options in offices leases have not been included in the lease liability, because the Group could replace the assets without significant cost or business disruption.

	12/31/2021
	Furniture and fittings stuffs	Improvements in properties of third parties	Computers and peripherals - improvements	Equipment’s and tools	Work of arts and others	Total

Cost
At January 1, 2021	10,465	46,895	5,802	9,985	861	74,008
Acquisitions, net of disposals	1,155	666	577	127	(72)	2,453
Foreign Exchange variations of property and equipment abroad	—	1,463	—	420	—	1,883

At December 31, 2021	11,620	49,024	6,379	10,532	789	78,344

Accumulated depreciation
At January 1, 2021	(6,795)	(37,831)	(5,264)	(9,075)	—	(58,965)
Annual depreciation	(849)	(2,119)	(227)	(222)	—	(3,417)
Disposals	—	—	168	—	—	168
Foreign Exchange variations of property and equipment abroad	—	(1,439)	—	(397)	—	(1,839)

At December 31, 2021	(7,644)	(41,389)	(5,323)	(9,694)	—	(64,050)

Net book value
At January 1, 2021	3,670	9,064	538	910	861	15,043

At December 31, 2021	3,976	7,635	1,056	838	789	14,294

Annual depreciation rate - %	10	From 10 to 20	20	10